Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Schedule Of Employee Benefits Of The Group
The following table shows the employee benefits of the Group.

	At December 31,
(Euro thousands)	2023	2022
Post-employee benefits	13,596	12,543
Other long-term employee benefits	4,376	2,585

Total long-term employee benefits	17,972	15,128

Schedule Of Changes In Long Term Employee Benefits
The following table presents the changes in long-term employee benefits:

(Euro thousands)	Defined-benefit plan in Italy (TFR)	Defined-benefit plans in Austria	Other long-term employee benefits	Total
At January 1, 2022	2,997	13,019	2,448	18,464
Current service costs	61	547	546	1,154
Interest expenses	33	137	19	189
Actuarial losses in other comprehensive loss	(425)	(1,690)	(69)	(2,184)
Actuarial gains in profit or loss	—	—	(152)	(152)
Benefits paid	(305)	(1,565)	(137)	(2,007)
Contributions	—	(277)	(70)	(347)
Exchange differences	—	11	—	11

At December 31, 2022	2,361	10,182	2,585	15,128
Current service costs	26	782	127	935
Interest expenses	77	415	56	548
Actuarial gains in other comprehensive loss	12	1,653	(22)	1,643
Actuarial gains in profit or loss	—	—	(87)	(87)
Benefits paid	(186)	(1,615)	(116)	(1,917)
Contributions	—	(120)	1,833	1,713
Exchange differences	—	9	—	9

At December 31, 2023	2,290	11,306	4,376	17,972

Schedule Of Breakdown Of Defined Benefit Obligation By Type Of Defined Benefit Plan
The breakdown of the defined-benefit obligations by type of benefit plan is as follows:

	At December 31,
(Euro thousands)	2023	2022
Defined-benefit plan in Italy
- Italian leaving indemnities	2,290	2,361

Defined-benefit plans in Austria
- Severance payments	6,723	6,201
- Pensions liability	4,583	3,981

	11,306	10,182

Total defined-benefit obligations	13,596	12,543

Schedule Of Fair Value Of Defined Benefit Plans
As at December 31, 2023, the fair value of defined-benefit plans attributable to Group companies operating in the Austria is a net recognized commitment of
€
11.31 million (December 31, 2022:
€
10.18 million). It is detailed below:

	At December 31,
(Euro thousands)	2023	2022
Fair value of plan liabilities	12,660	11,612
Fair value of plan assets	(1,354)	(1,430)

Defined-benefit plans in Austria	11,306	10,182

Schedule Of Composition Of Main Plan Assets As On Reporting Date
The composition of the main plan assets on the reporting date is as follows:

	At December 31,
(Euro thousands)	2023	2022
Equity investments	634	666
Real estates	377	423
Bonds	127	137
Alternative investments	109	108
Liquid funds	107	96

Total plan assets	1,354	1,430

Schedule Of Main Actuarial Assumptions Of Defined Benefit Plans
The main actuarial assumptions used are as follows:

	At December 31, 2023		At December 31, 2022
	Defined-benefit plan in Italy (TFR)	Defined-benefit plans in Austria	Defined-benefit plan in Italy (TFR)	Defined-benefit plans in Austria
Average duration of plan (years)	8.10~17.83	7.90~9.80	8.5~17.47	7.60~11.00
Discount rate	2.96%~3.67%	3.44%~3.51%	3.01%~3.86%	4.09%~4.16%
Inflation rate	1.59%~2.44%	N.A.	2.59%~4.53%	N.A.
Salary increase rate	2.50%	1.70%~8.00%	2.55%	3.00%~7.50%